UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 21533

Salomon Brothers Inflation Management Fund Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Salomon Brothers Asset Management Fund Inc
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-725-6666

Date of fiscal year end: October 31
Date of reporting period: January 31, 2005

SALOMON BROTHERS

INFLATION MANAGEMENT FUND INC.

FORM N-Q
JANUARY 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

SALOMON BROTHERS INFLATION MANAGEMENT FUND INC.

Schedule of Investments (unaudited)	January 31, 2005

FACE
AMOUNT	SECURITY	VALUE

U.S. GOVERNMENT OBLIGATIONS & AGENCIES - 76.0%
$4,494,632	Freddie Mac, Gold, 8.500% due 9/1/24	$4,966,535
	Government National Mortgage Association (GNMA):
5,367,757	Series 2003-6, Class PI, 5.500% due 9/20/28 (PAC I/O)	494,971
6,171,064	Series 2003-8, Class JI, 5.500% due 2/16/26 (PAC I/O)	313,233
3,428,939	Series 2003-77, Class TI, 6.000% due 11/16/28 (PAC I/O)	204,176
	United States Treasury Inflation Indexed Notes and Bonds:
101,321,070	3.875% due 1/15/09 (a)	112,367,498
56,852,400	2.000% due 1/15/14 (a)	58,835,582
30,397,800	2.375% due 1/15/25 (a)	32,713,261

	TOTAL U.S. GOVERNMENT OBLIGATIONS AND AGENCIES
	(Cost - $206,172,053)	209,895,256

SOVEREIGN BONDS - 11.0%
Argentina - 0.3%
	Republic of Argentina:
1,200,000	Discount Bond, Series L-GL, 3.500% due 3/31/23 (b)(c)(d)	672,000
350,000	Par Bond, Series L-GP, 6.000% due 3/31/23 (c)(d)	196,000

		868,000

Brazil - 2.2%
	Federative Republic of Brazil:
1,625,000	12.250% due 3/6/30	2,106,406
2,612,635	C Bond, 8.000% due 4/15/14	2,675,501
1,323,540	DCB, Series L, 3.125% due 4/15/12 (b)	1,266,462

		6,048,369

Bulgaria - 0.1%
225,000	Republic of Bulgaria, 8.250% due 1/15/15 (e)	285,750

Chile - 0.2%
500,000	Republic of Chile, 2.500% due 1/15/13	528,275

Colombia - 0.7%
	Republic of Colombia:
675,000	10.750% due 1/15/13	791,438
775,000	11.750% due 2/25/20	987,156
50,000	8.125% due 5/21/24	48,375

		1,826,969

Ecuador - 0.4%
1,025,000	Republic of Ecuador, 12.000% due 11/15/12 (e)	1,066,000

El Salvador - 0.1%
275,000	Republic of El Salvador, 7.750% due 1/24/23 (e)	302,500

See Notes to Schedule of Investments.

SALOMON BROTHERS INFLATION MANAGEMENT FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE
AMOUNT	SECURITY	VALUE

Malaysia - 0.3%
$ 100,000	Federation of Malaysia, 7.500% due 7/15/11	$116,442
	Petronas Capital Ltd.:
100,000	7.000% due 5/22/12 (e)	114,641
375,000	7.875% due 5/22/22 (e)	476,759

		707,842

Mexico - 1.7%
	United Mexican States:
50,000	11.375% due 9/15/16	74,750
	Medium-Term Notes:
75,000	8.300% due 8/15/31	91,088
	Series A:
50,000	6.375% due 1/16/13	53,650
1,300,000	5.875% due 1/15/14	1,348,425
2,375,000	6.625% due 3/3/15	2,577,469
550,000	7.500% due 4/8/33	616,550

		4,761,932

Panama - 0.3%
	Republic of Panama:
475,000	7.250% due 3/15/15	489,250
130,000	8.875% due 9/30/27	144,950
286,358	PDI, 3.750% due 7/17/16 (b)	270,608

		904,808

Peru - 0.6%
1,750,000	Republic of Peru, FLIRB, 4.500% due 3/7/17 (b)	1,634,063

The Philippines - 0.5%
	Republic of the Philippines:
775,000	9.375% due 1/18/17	827,313
450,000	10.625% due 3/16/25	497,228

		1,324,541

Russia - 1.9%
250,000	Aries Vermogensverwaltungs GmbH, Russian Federation Credit-Linked Notes,
	Series C, 9.600% due 10/25/14 (e)	310,312
	Russian Federation:
150,000	8.250% due 3/31/10 (e)	165,375
1,075,000	12.750% due 6/24/28 (e)	1,808,688
2,725,000	5.000% due 3/31/30 (b)(e)	2,864,520

		5,148,895

South Africa - 0.2%
	Republic of South Africa:
75,000	9.125% due 5/19/09	88,313
525,000	6.500% due 6/2/14	578,156

		666,469

See Notes to Schedule of Investments.

SALOMON BROTHERS INFLATION MANAGEMENT FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE
AMOUNT	SECURITY	VALUE

Turkey - 0.6%
	Republic of Turkey:
$ 675,000	12.375% due 6/15/09	$840,375
50,000	11.750% due 6/15/10	62,375
150,000	11.000% due 1/14/13	190,500
75,000	11.875% due 1/15/30	107,250
500,000	Collective Action Securities, 9.500% due 1/15/14	593,750

		1,794,250

Ukraine - 0.2%
	Republic of Ukraine:
303,342	11.000% due 3/15/07 (e)	325,334
200,000	7.650% due 6/11/13 (e)	220,000

		545,334

Uruguay - 0.1%
175,000	Republic of Uruguay, Benchmark Bond, 7.250% due 2/15/11	173,250

Venezuela - 0.6%
	Bolivarian Republic of Venezuela:
350,000	8.500% due 10/8/14	357,263
	Collective Action Securities:
600,000	10.750% due 9/19/13	694,500
650,000	9.375% due 1/13/34	673,400

		1,725,163

	TOTAL SOVEREIGN BONDS (Cost - $28,327,562)	30,312,410

ASSET-BACKED SECURITIES - 11.3%
1,000,000	Ace Securities Corp., Series 2004-OP1, Class M3, 3.780% due 4/25/34 (b)	1,002,478
	Aegis Asset-Backed Securities Trust:
417,066	Series 2004-5N, 5.000% due 12/25/34 (e)	416,481
500,000	Series 2004-5, Class M2, 3.750% due 12/25/34 (b)	504,956
477,374	Series 2004-6N, 4.750% due 3/25/35 (e)	477,374
500,000	Ameriquest Mortgage Securities Inc., Series 2004-R11, Class M5,
	3.730% due 11/25/34 (b)	509,091
665,000	Amortizing Residential Collateral Trust, Series 2004-1, Class M4,
	3.580% due 10/25/34 (b)	675,307
621,367	AQ Finance Net Interest Margin Trust, Series 2004-RN5, Class A,
	5.193% due 6/25/34 (e)	619,638
	Argent Net Interest Margin Trust:
284,078	Series 2004-WN8, Class A, 4.700% due 7/25/34 (e)	283,240
400,000	Series 2004-WN10, Class B, 7.385% due 11/25/34 (e)	400,000
750,000	Asset-Backed Funding Certificates, Series 2004-FF1, Class M2,
	3.980% due 1/25/34 (b)	761,945
1,320,093	Asset-Backed Funding Corp. Net Interest Margin Trust, Series 2004-OPT4,
	Class N1, 4.450% due 5/26/34 (e)	1,314,649

See Notes to Schedule of Investments.

SALOMON BROTHERS INFLATION MANAGEMENT FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE
AMOUNT	SECURITY	VALUE

ASSET-BACKED SECURITIES - 11.3% (continued)
	Bear Stearns Asset-Backed Securities, Net Interest Margin Notes, Class A1:
$ 378,954	Series 2004-FR1N, 5.000% due 5/25/34 (e)	$377,224
326,161	Series 2004-HE6N, 5.250% due 8/25/34 (e)	325,310
1,141,289	Series 2004-HE8N, 5.000% due 9/25/34 (e)	1,138,677
	Countrywide Asset-Backed Certificates:
96,693	Series 2001-3, Class B1, 3.780% due 1/25/32 (b)	96,861
1,250,000	Series 2004-BC4, Class M2, 3.380% due 10/25/34 (b)	1,255,978
422,214	Series 2004-11N, Class N, 5.250% due 4/25/36 (e)	421,262
	Class N1:
2,223,423	Series 2004-2N, 5.000% due 2/25/35 (e)	2,212,237
500,227	Series 2004-5N, 5.500% due 10/25/35 (e)	499,687
200,000	CS First Boston Mortgage Securities Corp., Series 2001-HE16, Class M2,
	3.730% due 11/25/31 (b)	201,218
606,849	Finance America Net Interest Margin Trust, Series 2004-1, Class A,
	5.250% due 6/27/34	604,675
996,259	First Consumers Master Trust, Series 2001-A, Class A, 2.790% due 9/15/08 (b)	989,410
500,000	First Franklin Net Interest Margin Trust, Series 2004-FF10, Class N2,
	6.000% due 11/25/34 (e)	495,625
500,000	GS Mortgage Securities Corp., Series 2004-OPT, Class M3,
	3.680% due 11/25/34 (b)	502,498
438,704	Homestar Net Interest Margin Trust, Series 2004-6, Class A1,
	5.500% due 1/25/35 (e)	438,704
329,324	Long Beach Asset Holdings Corp., Series 2004-6, Class N2,
	7.500% due 11/25/34 (e)	323,158
500,000	Long Beach Mortgage Loan Trust, Series 2004-6, Class M2,
	3.680% due 11/25/34 (b)	502,977
1,500,000	Master Asset-Backed Securities Trust, Series 2004-OPT2, Class M4,
	3.530% due 9/25/34 (b)	1,515,857
1,000,000	Merit Securities Corp., Series 11PA, Class B2, 4.059% due 9/28/32 (e)	1,018,314
	Morgan Stanley ABS Capital I:
1,000,000	Series 2004-HE4, Class M2, 3.830% due 5/25/34 (b)	1,000,578
500,000	Series 2004-HE9, Class M6, 3.7800% due 11/25/34 (b)	505,475
500,000	Series 2004-NC8, Class M4, 3.530% due 9/25/34 (b)	503,020
500,000	Series 2004-OP1, Class M5, 3.580% due 11/25/34 (b)	505,331
	Novastar Home Equity Loan,
1,000,000	Series 2004-2, Class M5, 4.030% due 9/25/34 (b)	1,019,050
500,000	Series 2004-4, Class M4, 3.6300% due 3/25/35 (b)	502,193
532,790	Novastar Net Interest Margin Trust, Series 2004-N2, 4.458% due 6/26/34 (b)(e)	530,299
500,000	Park Place Securities Inc., Series 2004-WWF1, Class M4, 3.630% due 1/25/35 (b)	512,143
1,000,000	Park Place Securities Inc., Net Interest Margin Trust, Series 2004-WWF1,
	Class B, 6.290% due 1/25/35 (e)	1,000,000
500,000	Residential Asset Securities Corp., Series 2004-KS10, Class M2,
	3.680% due 11/25/34 (b)	501,610

See Notes to Schedule of Investments.

SALOMON BROTHERS INFLATION MANAGEMENT FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE
AMOUNT	SECURITY	VALUE

ASSET-BACKED SECURITIES - 11.3% (continued)
	Sail Net Interest Margin Notes:
	Class A:
$ 841,309	Series 2004-2A, 5.500% due 3/27/34 (e)	$844,395
667,577	Series 2004-5A, 4.500% due 6/27/34 (e)	666,534
351,674	Series 2004-8A, 5.000% due 9/27/34 (e)	350,489
443,650	Series 2004-BN2A, 5.000% due 12/27/34 (e)	443,828
332,008	Class A2, Series 2004-11A, 4.750% due 12/27/34 (e)	332,131
	Class B:
466,917	Series 2004-AA, 7.500% due 10/27/34 (e)	455,828
287,058	Series 2004-BN2A, 7.000% due 12/27/34 (e)	272,144
	Sharp SP I LLC Net Interest Margin Trust:
433,645	Series 2004-HS1N, 5.920% due 2/25/34 (e)	420,907
784,745	Series 2004-OP1N, Class NA, 5.190% due 4/25/34 (e)	786,733

	TOTAL ASSET-BACKED SECURITIES (Cost - $30,838,058)	31,037,519

COMMERCIAL MORTGAGE-BACKED SECURITIES (b)(e) - 0.2%
500,000	GS Mortgage Securities Corp. II, Series 2002-FL5A, Class D,
	3.480% due 6/16/14 (Cost - $500,469)	500,468

LOAN PARTICIPATIONS (b)(f) - 0.0%
95,556	Kingdom of Morocco, Tranche A, 2.781% due 1/2/09 (JPMorgan Chase & Co.)
	(Cost - $94,327)	94,122

REPURCHASE AGREEMENT - 1.5%
4,216,000	Bank of America Securities Inc. dated 1/31/05, 2.500% due 2/1/05; Proceeds
	at maturity - $4,216,293; (Fully collateralized by various U.S. government
	agency obligations, 0.000% to 7.000% due 2/1/05 to 1/15/14;
	Market value - $4,300,320) (Cost - $4,216,000)	4,216,000

	TOTAL INVESTMENT - 100.0% (Cost - $270,148,469*)	$276,055,775

(a)	All or a portion of this security is segregated as collateral to reverse repurchase agreements.
(b)	Rate shown reflects current rate on instrument with variable rate or step coupon rates.
(c)	Security is currently in default.
(d)	Non-income producing security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(f)	Participation interests were acquired through the financial institutions indicated parenthetically.
*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
C Bond - Capitalization Bond.
DCB - Debt Conversion Bond.
FLIRB - Front Loaded Interest Reduction Bond.
PAC I/O - Planned Amortization Class - Interest Only.
PDI - Past Due Interest.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers Inflation Management Fund Inc. (“Fund”) was incorporated in Maryland on March 16, 2004 and is registered as a non-diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In valuing the Fund’s assets, all securities, options and futures for which market quotations are readily available are valued (except as described below) (i) at the last sale price prior to the time of determination if there was a sale price on the date of determination, (ii) at the mean between the last current bid and asked prices if there was no sale price on such date and bid and asked quotations are available and (iii) at the bid price if there was no sale price on such date and only bid quotations are available. Publicly traded sovereign bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the last current bid and asked price as of the close of business of that market. Securities may also be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally trade, but before the Fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian take possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price marked-to-market daily (including accrued interest), and the counterparty subsequently monitors the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve leverage risk and the risk that the market value of securities purchased with the proceeds from the reverse repurchase agreements may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase.

Notes to Schedule of Investments (unaudited) (continued)

(d) Future Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(e) Loan Participations. The Fund invests in fixed and floating rate loans arranged through private negotiation between a foreign sovereign entity and one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing loan participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender. The Fund may have difficulty disposing of participations/assignments because the market for certain instruments may not be highly liquid.

(f) Credit and Market Risk. The yields of emerging markets debt obligations reflect, among other things, perceived credit and market risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, overall greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

(g) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rates at the end of the period.

(h) Investment Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At January 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,176,320
Gross unrealized depreciation	(1,269,014)

Net unrealized appreciation	$5,907,306

At January 31, 2005, the Fund had the following open reverse repurchase agreements outstanding:

Face
Amount	Security	Value

$21,675,000	Reverse Repurchase Agreement with Greenwich Capital Markets Inc. dated 1/18/05 bearing 2.280%
	to be repurchased at $22,176,054 on 1/18/06, collateralized by: $20,000,000 United States Treasury
	Inflation Indexed Notes and Bonds, 2.375% due 1/15/25; Market value (including accrued interest). $21,545,746	$21,675,000
45,281,250	Reverse Repurchase Agreement with Greenwich Capital Markets Inc. dated 1/18/05 bearing 2.280%
	to be repurchased at $46,328,002 on 1/18/06, collateralized by: $35,000,000 United States Treasury
	Inflation Indexed Notes and Bonds, 3.875% due 1/15/09; Market value (including accrued interest). $38,879,531	45,281,250
11,928,000	Reverse Repurchase Agreement with Greenwich Capital Markets Inc. dated 1/18/05 bearing 2.280%
	to be repurchased at $12,203,736 on 1/18/06, collateralized by: $11,200,000 United States Treasury
	Inflation Indexed Notes and Bonds, 2.000% due 1/15/14; Market value (including accrued interest). $11,601,209	11,928,000
14,058,000	Reverse Repurchase Agreement with Greenwich Capital Markets Inc. dated 1/18/05 bearing 2.280%
	to be repurchased at $14,382,974 on 1/18/06, collateralized by: $13,200,000 United States Treasury
	Inflation Indexed Notes and Bonds, 2.000% due 1/15/14; Market value (including accrued interest). $13,672,853	14,058,000

	Total Reverse Repurchase Agreements
	(Cost - $92,942,250)	$92,942,250

Transactions in reverse repurchase agreements for the Fund during the period ended January 31, 2005 were as follows:

Average	Weighted	Maximum
Daily	Average	Amount
Balance	Interest Rate	Outstanding

$72,278,991	$2.08%	$94,942,250

Notes to Schedule of Investments (unaudited) (continued)

Interest rates on reverse repurchase agreements ranged from 1.75% to 2.28% during the period ended January 31, 2005.

At January 31, 2005, the Fund held one loan participation with a total cost of $94,327 and a total market value of $94,122.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Inflation Management Fund Inc

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: March 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: March 30, 2005

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date: March 30, 2005